Cover	Apr. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (the "SEC") on April 5, 2022 (the "Original Report") by Avadel Pharmaceuticals plc, in order to add Item 2.03, which was inadvertently omitted from the Original Report. Except as specifically described above, (i) this Amendment does not reflect events occurring subsequent to the filing of the Original Report and (ii) no other changes have been made to the disclosure set forth in the Original Report.
Document Period End Date	Apr. 04, 2022
Entity File Number	001-37977
Entity Registrant Name	AVADEL PHARMACEUTICALS PLC
Entity Central Index Key	0001012477
Entity Tax Identification Number	98-1341933
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 T380
City Area Code	353
Local Phone Number	1 920 1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares*
Trading Symbol	AVDL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false